MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                  June 30, 2003

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                               Semi-Annual Report
                                  June 30, 2003

Dear Policyowner:

      We are pleased to send you the 2003 Semi-Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life Investment Fund) ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2003, the following total returns were experienced in these twenty Separate Account Funds:

      Investment Company Money Market Fund(1) .................     + 0.0%
      Investment Company All America Fund .....................     +11.4%
      Investment Company Equity Index Fund ....................     +11.1%
      Investment Company Mid-Cap Equity Index Fund ............     +11.8%
      Investment Company Bond Fund ............................     + 6.0%
      Investment Company Short-Term Bond Fund .................     + 0.1%
      Investment Company Mid-Term Bond Fund ...................     + 2.9%
      Investment Company Composite Fund .......................     + 5.7%
      Investment Company Aggressive Equity Fund ...............     +10.2%
      Investment Company Conservative Allocation Fund .........     + 1.5%
      Investment Company Moderate Allocation Fund .............     + 3.3%
      Investment Company Aggressive Allocation Fund ...........     + 5.2%
      Scudder Bond Fund .......................................     + 4.0%
      Scudder Capital Growth Fund .............................     +11.5%
      Scudder International Fund ..............................     + 5.2%
      American Century VP Capital Appreciation Fund ...........     + 6.1%
      Calvert Social Balanced Fund ............................     + 8.5%
      Fidelity VIP Equity-Income Fund .........................     +10.3%
      Fidelity VIP II Contrafund ..............................     + 9.1%
      Fidelity VIP II Asset Manager Fund ......................     + 9.7%

      ----------
      (1) The seven-day net annualized effective yield as of 8/19/03 was 0.1% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as for the cost of insurance and the monthly service charge), however, are not reflected in the above results. Inclusion of such charges would result in a reduction in the total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                     Sincerely,

                                     /s/ Manfred Altstadt

                                     Manfred Altstadt
                                     Senior Executive Vice President
                                     and Chief Financial Officer,
                                     Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of Mutual of America Separate Account No. 3 .............   1

   Statement of Assets and Liabilities .....................................   5

   Statement of Operations .................................................   7

   Statements of Changes in Net Assets .....................................   9

   Financial Highlights ....................................................  13

   Notes to Financial Statements ...........................................  18

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                      Investment Company
                                                           -------------------------------------------------------------------------
                                                            Money        All         Equity        Mid-Cap
                                                           Market      America        Index     Equity Index      Bond    Short-Term
                                                            Fund        Fund          Fund          Fund          Fund     Bond Fund
                                                           -------    ---------     ---------   ------------    --------  ----------
ASSETS:
Investments in Mutual of America
    Investment Corporation at market value
    (Cost:
    Money Market Fund -- $15,107
    All America Fund -- $1,096,199
    Equity Index Fund -- $903,767
    Mid-Cap Equity Index Fund -- $469,063
    Bond Fund -- $54,057
    Short-Term Bond Fund -- $6,830
    (Notes 1 and 2) ...................................    $14,865    $ 693,439     $ 635,746     $ 437,572     $ 55,069     $6,891
Due From (To) General Account .........................          2       (5,251)       (2,030)          (26)         (31)         2
                                                           -------    ---------     ---------     ---------     --------     ------
NET ASSETS ............................................    $14,867    $ 688,188     $ 633,716     $ 437,546     $ 55,038     $6,893
                                                           =======    =========     =========     =========     ========     ======
UNIT VALUE AT JUNE 30, 2003 ...........................    $  2.30    $    6.63     $    2.29     $    1.18     $   4.00     $ 1.52
                                                           =======    =========     =========     =========     ========     ======
NUMBER OF UNITS OUTSTANDING AT
    JUNE 30, 2003 .....................................      6,467      103,758       276,523       371,074       13,754      4,541
                                                           =======    =========     =========     =========     ========     ======

                                                                                      Investment Company
                                                          --------------------------------------------------------------------------
                                                                                   Aggressive   Conservative   Moderate   Aggressive
                                                           Mid-Term   Composite      Equity      Allocation   Allocation  Allocation
                                                          Bond Fund     Fund          Fund          Fund         Fund        Fund
                                                          ---------   ---------    ----------   ------------  ----------  ----------
ASSETS:
Investments in Mutual of America
    Investment Corporation at market value
    (Cost:
    Mid-Term Bond Fund -- $42,672
    Composite Fund -- $241,248
    Aggressive Equity Fund -- $666,714
    Conservative Allocation Fund -- $120
    Moderate Allocation Fund -- $124
    Aggressive Allocation Fund -- $120
    (Notes 1 and 2) ...................................    $44,973    $ 190,969     $ 465,668     $     121     $    126     $  123
Due From (To) General Account .........................        (38)        (270)          111            --           --         --
                                                           -------    ---------     ---------     ---------     --------     ------
NET ASSETS ............................................    $44,935    $ 190,699     $ 465,779     $     121     $    126     $  123
                                                           =======    =========     =========     =========     ========     ======
UNIT VALUE AT JUNE 30, 2003 ...........................    $  1.68    $    4.72     $    2.15     $    1.01     $   1.03     $ 1.05
                                                           =======    =========     =========     =========     ========     ======
NUMBER OF UNITS OUTSTANDING AT
    JUNE 30, 2003 .....................................     26,685       40,398       216,978           119          122        117
                                                           =======    =========     =========     =========     ========     ======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                                                         American
                                                                                          Scudder                         Century
                                                                        --------------------------------------------    ------------
                                                                                        Capital                          VP Capital
                                                                         Bond           Growth         International    Appreciation
                                                                         Fund            Fund              Fund             Fund
                                                                        -------         -------        -------------    ------------
ASSETS:
Investments in Scudder Portfolios and
    American Century VP Capital Appreciation
    Fund at market value (Cost:
    Scudder Bond Fund -- $18,820
    Scudder Capital Growth Fund -- $1,365,208
    Scudder International Fund -- $316,649
    American Century VP Capital
    Appreciation Fund -- $230,320)
    (Notes 1 and 2) ...........................................         $19,512         $818,207         $ 169,396        $115,150
Due From (To) General Account .................................              42               13              (468)            132
                                                                        -------         --------         ---------        --------
NET ASSETS ....................................................         $19,554         $818,220         $ 168,928        $115,282
                                                                        =======         ========         =========        ========
UNIT VALUE AT JUNE 30, 2003 ...................................         $ 16.20         $  26.87         $   11.67        $  11.16
                                                                        =======         ========         =========        ========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2003 ..................           1,207           30,445            14,475          10,328
                                                                        =======         ========         =========        ========

                                                                         Calvert                      Fidelity
                                                                        --------     -----------------------------------------------
                                                                         Social           VIP             VIP II          VIP II
                                                                        Balanced     Equity-Income        Contra       Asset Manager
                                                                          Fund           Fund              Fund            Fund
                                                                        --------     -------------        ------       -------------
ASSETS:
Investments in Calvert Social Balance Portfolio
    and Fidelity Portfolios at market value
    (Cost:
    Calvert Social Balanced Fund -- $70,697
    VIP Equity-Income Fund -- $277,364
    VIP II Contra Fund -- $710,271
    VIP II Asset Manager Fund -- $191,299)
    (Notes 1 and 2) ...........................................         $57,610         $238,782         $ 612,829       $174,628
Due From (To) General Account .................................            (156)              33              (251)           340
                                                                        -------         --------         ---------       --------
NET ASSETS ....................................................         $57,454         $238,815         $ 612,578       $174,968
                                                                        =======         ========         =========       ========
UNIT VALUE AT JUNE 30, 2003 ...................................         $  2.82         $  29.65         $   25.40       $  23.75
                                                                        =======         ========         =========       ========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2003 ..................          20,406            8,056            24,116          7,366
                                                                        =======         ========         =========       ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)
                                (Except as Noted)

                                                                                      Investment Company
                                                         ---------------------------------------------------------------------------
                                                          Money                                  Mid-Cap
                                                         Market    All America  Equity Index   Equity Index     Bond      Short-Term
                                                          Fund        Fund         Fund           Fund          Fund       Bond Fund
                                                         ------    -----------  ------------   ------------     ----      ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend income ..................................   $    --    $      --     $      --     $      --     $     --     $   --
                                                         -------    ---------     ---------     ---------     --------     ------
Expenses (Note 3):
    Fees and administrative expenses .................       195        2,994         3,398         1,756          563         62
                                                         -------    ---------     ---------     ---------     --------     ------
NET INVESTMENT INCOME (LOSS) .........................      (195)      (2,994)       (3,398)       (1,756)        (563)       (62)
                                                         -------    ---------     ---------     ---------     --------     ------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments ..........       (26)     (35,385)       (4,688)       (1,401)         (73)         5
    Net unrealized appreciation
       (depreciation) of investments .................        96      106,875        70,818        50,047        3,358         34
                                                         -------    ---------     ---------     ---------     --------     ------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS .......................        70       71,490        66,130        48,646        3,285         39
                                                         -------    ---------     ---------     ---------     --------     ------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ........................   $  (125)   $  68,496     $  62,732     $  46,890     $  2,722     $  (23)
                                                         =======    =========     =========     =========     ========     ======

                                                                                   Investment Company
                                                        ----------------------------------------------------------------------------
                                                                                 Aggressive   Conservative    Moderate    Aggressive
                                                         Mid-Term   Composite      Equity      Allocation    Allocation   Allocation
                                                        Bond Fund     Fund          Fund        Fund (a)      Fund (a)     Fund (a)
                                                        ---------   ---------    ----------   ------------   ----------   ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend income .................................    $    --    $      --     $      --     $      --     $     --     $   --
                                                         -------    ---------     ---------     ---------     --------     ------
Expenses (Note 3):
    Fees and administrative expenses ................        310        1,539         2,253            --           --         --
                                                         -------    ---------     ---------     ---------     --------     ------
NET INVESTMENT INCOME (LOSS) ........................       (310)      (1,539)       (2,253)           --           --         --
                                                         -------    ---------     ---------     ---------     --------     ------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments .........         99       (4,771)       (3,977)           --           --         --
    Net unrealized appreciation
       (depreciation) of investments ................      1,329       15,208        48,814             1            2          3
                                                         -------    ---------     ---------     ---------     --------     ------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ......................      1,428       10,437        44,837             1            2          3
                                                         -------    ---------     ---------     ---------     --------     ------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................    $ 1,118    $   8,898     $  42,584     $       1     $      2     $    3
                                                         =======    =========     =========     =========     ========     ======

----------
(a)  For the period May 20, 2003 (Commencement of Operations) to June 30, 2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                                                         American
                                                                                          Scudder                         Century
                                                                        --------------------------------------------    ------------
                                                                                         Capital                         VP Capital
                                                                         Bond            Growth        International    Appreciation
                                                                         Fund             Fund             Fund             Fund
                                                                        -------         --------       -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividend income ...........................................         $   763         $  3,421         $   1,291        $     --
                                                                        -------         --------         ---------        --------
Expenses (Note 3):
    Fees and administrative expenses ..........................             186            3,344               731             519
                                                                        -------         --------         ---------        --------
NET INVESTMENT INCOME (LOSS) ..................................             577               77               560            (519)
                                                                        -------         --------         ---------        --------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments ...................              --           (1,458)             (600)             --
    Net unrealized appreciation
      (depreciation) of investments ...........................              53           84,358             8,634           7,005
                                                                        -------         --------         ---------        --------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ................................              53           82,900             8,034           7,005
                                                                        -------         --------         ---------        --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .................................         $   630         $ 82,977         $   8,594        $  6,486
                                                                        =======         ========         =========        ========

                                                                       Calvert                             Fidelity
                                                                       --------       ----------------------------------------------
                                                                        Social             VIP            VIP II          VIP II
                                                                       Balanced       Equity-Income       Contra       Asset Manager
                                                                         Fund             Fund             Fund            Fund
                                                                       --------       -------------      ---------     -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
    Dividends income ..........................................         $    --         $  4,001         $   2,857        $  5,946
                                                                        -------         --------         ---------        --------
Expenses (Note 3):
    Fees and administrative expenses ..........................             459            2,012             3,056           1,177
                                                                        -------         --------         ---------        --------
NET INVESTMENT INCOME (LOSS) ..................................            (459)           1,989              (199)          4,769
                                                                        -------         --------         ---------        --------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (Note 1):
    Net realized gain (loss) on investments ...................            (199)            (171)          (15,195)           (381)
    Net unrealized appreciation
      (depreciation) of investments ...........................           4,883           19,275            64,371          10,522
                                                                        -------         --------         ---------        --------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ................................           4,684           19,104            49,176          10,141
                                                                        -------         --------         ---------        --------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .................................         $ 4,225         $ 21,093         $  48,977        $ 14,910
                                                                        =======         ========         =========        ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Investment Company
                                               -------------------------------------------------------------------------------------
                                                   Money Market Fund              All America Fund             Equity Index Fund
                                               ---------------------------  ---------------------------  ---------------------------
                                                For the Six      For the     For the Six      For the     For the Six      For the
                                               Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                               June 30, 2003  December 31,  June 30, 2003  December 31,  June 30, 2003  December 31,
                                                (Unaudited)       2002       (Unaudited)       2002       (Unaudited)       2002
                                               -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss) .............     $   (195)     $   (194)     $  (2,994)     $  (3,437)     $  (3,398)     $   2,371
  Net realized gain (loss) on investments ..          (26)          (59)       (35,385)      (169,223)        (4,688)       (29,652)
  Net unrealized appreciation (depreciation)
    of investments .........................           96            32        106,875        (29,805)        70,818       (128,092)
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations ................         (125)         (221)        68,496       (202,465)        62,732       (155,373)
                                                 --------      --------      ---------      ---------      ---------      ---------
From Unit Transactions:
  Contributions ............................       38,491         6,162         98,736        217,739         55,208        167,387
  Withdrawals ..............................           --            --         (3,556)       (16,889)        (3,657)       (24,835)
  Net Transfers ............................      (37,329)       (3,580)       (64,157)      (283,547)       (11,925)       (84,208)
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) from Unit
  Transactions                                      1,162         2,582         31,023        (82,697)        39,626         58,344
                                                 --------      --------      ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ......        1,037         2,361         99,519       (285,162)       102,358        (97,029)
NET ASSETS:
Beginning of Period/Year ...................       13,830        11,469        588,669        873,831        531,358        628,387
                                                 --------      --------      ---------      ---------      ---------      ---------
End of Period/Year .........................     $ 14,867      $ 13,830      $ 688,188      $ 588,669      $ 633,716      $ 531,358
                                                 ========      ========      =========      =========      =========      =========

                                                                                Investment Company
                                               -------------------------------------------------------------------------------------
                                                      Mid-Cap Equity
                                                        Index Fund                   Bond Fund                 Short-Term Fund
                                               ---------------------------  ---------------------------  ---------------------------
                                                For the Six      For the     For the Six      For the     For the Six      For the
                                               Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                               June 30, 2003  December 31,  June 30, 2003  December 31,  June 30, 2003  December 31,
                                                (Unaudited)       2002       (Unaudited)       2002       (Unaudited)       2002
                                               -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss) .............     $ (1,756)     $  2,827      $    (563)     $   2,958      $     (62)     $      73
  Net realized gain (loss) on investments ..       (1,401)       (3,648)           (73)           (10)             5             26
  Net unrealized appreciation (depreciation)
    of investments .........................       50,047       (66,897)         3,358           (880)            34             60
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) in Net Assets
    Resulting from Operations ..............       46,890       (67,718)         2,722          2,068            (23)           159
                                                 --------      --------      ---------      ---------      ---------      ---------
From Unit Transactions:
  Contributions ............................       43,717        81,883          7,295         19,937            651          1,842
  Withdrawals ..............................           --            --         (1,017)        (2,139)            (4)        (1,318)
  Net Transfers ............................       (4,167)       (6,458)        (4,240)       (14,202)          (496)         1,430
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) from Unit
  Transactions .............................       39,550        75,425          2,038          3,596            151          1,954
                                                 --------      --------      ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ......       86,440         7,707          4,760          5,664            128          2,113
NET ASSETS:
Beginning of Period/Year ...................      351,106       343,399         50,278         44,614          6,765          4,652
                                                 --------      --------      ---------      ---------      ---------      ---------
End of Period/Year .........................     $437,546      $351,106      $  55,038      $  50,278      $   6,893      $   6,765
                                                 ========      ========      =========      =========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Investment Company
                                               -------------------------------------------------------------------------------------
                                                    Mid-Term Bond Fund            Composite Fund           Aggressive Equity Fund
                                               ---------------------------  ---------------------------  ---------------------------
                                                For the Six      For the     For the Six      For the     For the Six      For the
                                               Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                               June 30, 2003  December 31,  June 30, 2003  December 31,  June 30, 2003  December 31,
                                                (Unaudited)       2002       (Unaudited)       2002       (Unaudited)       2002
                                               -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss) .............     $   (310)     $    757      $  (1,539)     $   2,853      $  (2,253)     $  (5,332)
  Net realized gain (loss) on investments ..           99           152         (4,771)       (12,203)        (3,977)       (37,331)
  Net unrealized appreciation (depreciation)
    of investments .........................        1,329           758         15,208         (6,952)        48,814        (72,629)
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations ................        1,118         1,667          8,898        (16,302)        42,584       (115,292)
                                                 --------      --------      ---------      ---------      ---------      ---------
From Unit Transactions:
  Contributions ............................        3,797         7,259         34,864         71,185         31,553        107,413
  Withdrawals ..............................           --            --         (2,755)        (2,405)        (4,751)       (43,154)
  Net Transfers ............................       (1,851)       24,263        (16,562)       (55,672)        (1,948)       (47,475)
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) from Unit
  Transactions .............................        1,946        31,522         15,547         13,108         24,854         16,784
                                                 --------      --------      ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ......        3,064        33,189         24,445         (3,194)        67,438        (98,508)
NET ASSETS:
Beginning of Period/Year ...................       41,871         8,682        166,254        169,448        398,341        496,849
                                                 --------      --------      ---------      ---------      ---------      ---------
End of Period/Year .........................     $ 44,935      $ 41,871      $ 190,699      $ 166,254      $ 465,779      $ 398,341
                                                 ========      ========      =========      =========      =========      =========

                                                                               Investment Company
                                            ----------------------------------------------------------------------------------------
                                            Conservative Allocation Fund    Moderate Allocation Fund     Aggressive Allocation Fund
                                            ----------------------------  ----------------------------  ----------------------------
                                             For the Period May 20, 2003   For the Period May 20, 2003   For the Period May 20, 2003
                                            (Commencement of Operations)  (Commencement of Operations)  (Commencement of Operations)
                                                  to June 30, 2003              to June 30, 2003              to June 30, 2003
                                                     (Unaudited)                   (Unaudited)                   (Unaudited)
                                            ----------------------------  ----------------------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ...........            $   --                       $   --                       $   --
   Net realized gain (loss) on
     investments ..........................                --                           --                           --
   Net unrealized appreciation
     (depreciation) of investments ........                 1                            2                            3
                                                       ------                       ------                       ------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ..............                 1                            2                            3
                                                       ------                       ------                       ------
From Unit Transactions:
   Contributions ..........................                20                           24                           20
   Withdrawals ............................                --                           --                           --
   Net Transfers ..........................               100                          100                          100
                                                       ------                       ------                       ------
Net Increase (Decrease) from Unit
   Transactions ...........................               120                          124                          120
                                                       ------                       ------                       ------
Net Increase (Decrease) in Net Assets .....               121                          126                          123
NET ASSETS:
Beginning of Period .......................                --                           --                           --
                                                       ------                       ------                       ------
End of Period .............................            $  121                       $  126                       $  123
                                                       ======                       ======                       ======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Scudder
                                              -------------------------------------------------------------------------------------
                                                     Bond Fund                 Capital Growth Fund            International Fund
                                              -------------------------    ---------------------------  ---------------------------
                                               For the Six      For the     For the Six      For the     For the Six      For the
                                              Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                              June 30, 2003  December 31,  June 30, 2003  December 31,  June 30, 2003  December 31,
                                               (Unaudited)       2002       (Unaudited)       2002       (Unaudited)       2002
                                              -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) .............     $    577      $    547      $      77      $  (4,517)     $     560      $    (181)
  Net realized gain (loss) on investments ..           --           (47)        (1,458)       (16,385)          (600)        (7,700)
  Net unrealized appreciation (depreciation)
    of investments .........................           53           270         84,358       (250,427)         8,634        (25,842)
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations ................          630           770         82,977       (271,329)         8,594        (33,723)
                                                 --------      --------      ---------      ---------      ---------      ---------
From Unit Transactions:
  Contributions ............................        2,962         6,236         64,308        146,424         10,402         33,747
  Withdrawals ..............................           --           (65)        (3,388)        (8,291)        (2,486)        (1,036)
  Net Transfers ............................       (1,051)       (3,161)         4,315        (44,759)         1,806        (19,287)
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) from Unit
  Transactions .............................        1,911         3,010         65,235         93,374          9,722         13,424
                                                 --------      --------      ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ......        2,541         3,780        148,212       (177,955)        18,316        (20,299)
NET ASSETS:
Beginning of Period/Year ...................       17,013        13,233        670,008        847,963        150,612        170,911
                                                 --------      --------      ---------      ---------      ---------      ---------
End of Period/Year .........................     $ 19,554      $ 17,013      $ 818,220      $ 670,008      $ 168,928      $ 150,612
                                                 ========      ========      =========      =========      =========      =========

                                                                               American Century                   Calvert
                                                                         ----------------------------    ---------------------------
                                                                         VP Capital Appreciation Fund        Social Balanced Fund
                                                                         ----------------------------    ---------------------------
                                                                           For the Six       For the      For the Six      For the
                                                                          Months Ended     Year Ended    Months Ended    Year Ended
                                                                          June 30, 2003   December 31,   June 30, 2003  December 31,
                                                                           (Unaudited)        2002        (Unaudited)       2002
                                                                         --------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..............................................      $    (519)      $  (1,170)      $   (459)      $    454
  Net realized gain (loss) on investments ............................             --          (5,685)          (199)        (3,854)
  Net unrealized appreciation (depreciation) of investments ..........          7,005         (22,407)         4,883         (5,731)
                                                                            ---------       ---------       --------       --------
Net Increase (Decrease) in Net Assets Resulting from Operations ......          6,486         (29,262)         4,225         (9,131)
                                                                            ---------       ---------       --------       --------
From Unit Transactions:
  Contributions ......................................................          4,969          17,437          5,574         19,498
  Withdrawals ........................................................           (431)         (2,416)        (1,645)       (15,516)
  Net Transfers ......................................................         (1,127)         (9,129)        (1,829)       (11,669)
                                                                            ---------       ---------       --------       --------
Net Increase (Decrease) from Unit
  Transactions .......................................................          3,411           5,892          2,100         (7,687)
                                                                            ---------       ---------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ................................          9,897         (23,370)         6,325        (16,818)
NET ASSETS:
Beginning of Period/Year .............................................        105,385         128,755         51,129         67,947
                                                                            ---------       ---------       --------       --------
End of Period/Year ...................................................      $ 115,282       $ 105,385       $ 57,454       $ 51,129
                                                                            =========       =========       ========       ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Fidelity
                                               -------------------------------------------------------------------------------------
                                                           VIP                        VIP II                       VIP III
                                                   Equity-Income Fund              Contra Fund                Asset Manager Fund
                                               ---------------------------  ---------------------------  ---------------------------
                                                For the Six      For the     For the Six     For the     For the Six      For the
                                               Months Ended    Year Ended   Months Ended    Year Ended   Months Ended    Year Ended
                                               June 30, 2003  December 31,  June 30, 2003  December 31,  June 30, 2003  December 31,
                                                (Unaudited)       2002       (Unaudited)       2002       (Unaudited)       2002
                                               -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss) .............     $  1,989      $  4,944      $    (199)     $  (1,697)     $   4,769      $   3,970
  Net realized gain (loss) on investments ..         (171)       (9,426)       (15,195)        (8,094)          (381)        (1,846)
  Net unrealized appreciation (depreciation)       19,275       (43,702)        64,371        (56,667)        10,522        (19,505)
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations ................       21,093       (48,184)        48,977        (66,458)        14,910        (17,381)
                                                 --------      --------      ---------      ---------      ---------      ---------
From Unit Transactions:
  Contributions ............................       22,308        78,073         51,020        123,050          8,776         25,695
  Withdrawals ..............................       (1,406)      (23,725)        (6,148)       (12,209)          (472)        (1,610)
  Net Transfers ............................       (3,911)      (48,738)       (55,014)       (61,426)        (7,585)       (21,228)
                                                 --------      --------      ---------      ---------      ---------      ---------
Net Increase (Decrease) from Unit
  Transactions .............................       16,991         5,610        (10,142)        49,415            719          2,857
                                                 --------      --------      ---------      ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS ......       38,084       (42,574)        38,835        (17,043)        15,629        (14,524)
NET ASSETS:
Beginning of Period/Year ...................      200,731       243,305        573,743        590,786        159,339        173,863
                                                 --------      --------      ---------      ---------      ---------      ---------
End of Period/Year .........................     $238,815      $200,731      $ 612,578      $ 573,743      $ 174,968      $ 159,339
                                                 ========      ========      =========      =========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2003 and the years ended December 31, 2002 and 2001. Data shown for the preceding year representing the period from April 3, 2000 (commencement of operations) to December 31, 2000 was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                                                               Investment Company
                                          ------------------------------------------------------------------------------------------
                                                         Money Market                                   All America
                                          --------------------------------------------  --------------------------------------------
                                          Six Months                                    Six Months
                                             Ended               Years Ended               Ended                Years Ended
                                           June 30,             December 31,             June 30,              December 31,
SELECTED PER UNIT AND                        2003     --------------------------------     2003      -------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)   2002        2001        2000*    (Unaudited)    2002        2001       2000*
---------------------                     ---------   --------    --------    --------   ---------   --------    --------   --------
Unit value, beginning of period/year ...  $   2.30   $   2.28    $   2.22    $   2.13    $   5.96    $   7.74    $   9.46   $  10.97
                                          ========   ========    ========    ========    ========    ========    ========   ========
Unit value, end of period/year .........  $   2.30   $   2.30    $   2.28    $   2.22    $   6.63    $   5.96    $   7.74   $   9.46
                                          ========   ========    ========    ========    ========    ========    ========   ========
Units outstanding, beginning
   of period/year (1) ..................     6,019      5,020       8,275                  98,846     112,867     115,511
Units Issued (1) .......................     1,395      3,043       2,474                  19,496      29,776      44,187
Units Redeemed (1) .....................      (947)    (2,044)     (5,729)                (14,584)    (43,797)    (46,831)
                                          --------   --------    --------                --------    --------    --------
Units Outstanding, end of period/year ..     6,467      6,019       5,020       8,275     103,758      98,846     112,867    115,511
                                          ========   ========    ========    ========    ========    ========    ========   ========
Net Assets (1) .........................  $ 14,867   $ 13,830    $ 11,469                $688,188    $588,669    $873,831
                                          ========   ========    ========                ========    ========    ========
Expense Ratio (A)(1) ...................      0.90%      0.90%       0.90%                   0.90%       0.90%       0.90%
                                          ========   ========    ========                ========    ========    ========
Investment Income Ratio (B)(1) .........        --        1.7%        3.8%                     --         0.8%        0.4%
                                          ========   ========    ========                ========    ========    ========
Total Return (C)(1) ....................       0.0%       0.6%        3.0%                   11.4%      -23.1%      -18.1%
                                          ========   ========    ========                ========    ========    ========

                                                                               Investment Company
                                          ------------------------------------------------------------------------------------------
                                                         Equity Index                                Mid-Cap Equity Index
                                          --------------------------------------------  --------------------------------------------
                                          Six Months                                     Six Months
                                            Ended               Years Ended                Ended                Years Ended
                                          June 30,             December 31,              June 30,              December 31,
SELECTED PER UNIT AND                       2003     --------------------------------     2003       -------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)    2002        2001        2000*   (Unaudited)    2002        2001       2000*
---------------------                     ---------   --------    --------    --------   ---------   --------    --------   --------
Unit value, beginning of period/year ...  $   2.06   $   2.67    $   3.07    $   3.48    $   1.05    $   1.25    $   1.28   $   1.25
                                          ========   ========    ========    ========    ========    ========    ========   ========
Unit value, end of period/year .........  $   2.29   $   2.06    $   2.67    $   3.07    $   1.18    $   1.05    $   1.25   $   1.28
                                          ========   ========    ========    ========    ========    ========    ========   ========
Units outstanding, beginning
   of period/year (1) ..................   257,511    234,984     208,558                 333,023     273,759     199,856
Units Issued (1) .......................    34,417     80,427      88,695                  45,188      87,067      99,881
Units Redeemed (1) .....................   (15,405)   (57,900)    (62,169)                 (7,137)    (27,803)    (25,978)
                                          --------   --------    --------                --------    --------    --------
Units Outstanding, end of period/year ..   276,523    257,511     234,984     208,558     371,074     333,023     273,759    199,856
                                          ========   ========    ========    ========    ========    ========    ========   ========
Net Assets (1) .........................  $633,716   $531,358    $628,387                $437,546    $351,106    $343,399
                                          ========   ========    ========                ========    ========    ========
Expense Ratio (A)(1) ...................      0.90%      0.90%       0.90%                   0.90%       0.90%       0.90%
                                          ========   ========    ========                ========    ========    ========
Investment Income Ratio (B)(1) .........        --        1.6%        3.4%                     --         1.8%        2.7%
                                          ========   ========    ========                ========    ========    ========
Total Return (C)(1) ....................      11.1%     -22.8%      -13.0%                   11.8%      -16.0%       -2.0%
                                          ========   ========    ========                ========    ========    ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                            Investment Company
                                          ------------------------------------------------------------------------------------------
                                                             Bond                                   Short-Term Bond Fund
                                          -------------------------------------------  ---------------------------------------------
                                          Six Months                                   Six Months
                                            Ended               Years Ended              Ended                Years Ended
                                          June 30,             December 31,             June 30,              December 31,
SELECTED PER UNIT AND                       2003     --------------------------------     2003       -------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)   2002        2001       2000*    (Unaudited)     2002        2001       2000*
---------------------                     ---------  --------    --------    --------   ---------    --------    --------   --------
Unit value, beginning of period/year ...  $   3.78   $   3.57    $   3.31    $   3.17    $   1.52    $   1.46    $   1.37   $   1.30
                                          ========   ========    ========    ========    ========    ========    ========   ========
Unit value, end of period/year .........  $   4.00   $   3.78    $   3.57    $   3.31    $   1.52    $   1.52    $   1.46   $   1.37
                                          ========   ========    ========    ========    ========    ========    ========   ========
Units outstanding, beginning
   of period/year (1) ..................    13,313     12,500       9,131                   4,463       3,204       2,979
Units Issued (1) .......................     2,897      7,469       8,286                     554       2,617       1,947
Units Redeemed (1) .....................    (2,456)    (6,656)     (4,917)                   (476)     (1,358)     (1,722)
                                          --------   --------    --------                --------    --------    --------
Units Outstanding, end of period/year ..    13,754     13,313      12,500       9,131       4,541       4,463       3,204      2,979
                                          ========   ========    ========    ========    ========    ========    ========   ========
Net Assets (1) .........................  $ 55,038   $ 50,278    $ 44,614                $  6,893    $  6,765    $  4,652
                                          ========   ========    ========                ========    ========    ========
Expense Ratio (A)(1) ...................      0.90%      0.90%       0.90%                   0.90%       0.90%       0.90%
                                          ========   ========    ========                ========    ========    ========
Investment Income Ratio (B)(1) .........        --        8.5%       10.2%                     --         3.3%        5.5%
                                          ========   ========    ========                ========    ========    ========
Total Return (C)(1) ....................       6.0%       5.8%        7.8%                    0.1%        4.1%        6.5%
                                          ========   ========    ========                ========    ========    ========

                                                                         Investment Company
                                          ------------------------------------------------------------------------------------------
                                                       Mid-Term Bond Fund                               Composite Fund
                                          --------------------------------------------  --------------------------------------------
                                          Six Months                                   Six Months
                                            Ended               Years Ended              Ended                Years Ended
                                           June 30,             December 31,            June 30,              December 31,
SELECTED PER UNIT AND                       2003     --------------------------------     2003       -------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)   2002        2001        2000*   (Unaudited)     2002        2001       2000*
---------------------                     ---------  --------    --------    --------   ---------    --------    --------   --------
Unit value, beginning of period/year ...  $   1.64   $   1.51    $   1.38    $   1.34    $   4.46    $   4.87    $   5.52   $   5.80
                                          ========   ========    ========    ========    ========    ========    ========   ========
Unit value, end of period/year .........  $   1.68   $   1.64    $   1.51    $   1.38    $   4.72    $   4.46    $   4.87   $   5.52
                                          ========   ========    ========    ========    ========    ========    ========   ========
Units outstanding, beginning
   of period/year (1) ..................    25,589      5,767       3,205                  37,237      34,777      32,563
Units Issued (1) .......................     3,758     24,344       4,689                   8,888      16,351      22,937
Units Redeemed (1) .....................    (2,662)    (4,522)     (2,127)                 (5,727)    (13,891)    (20,723)
                                          --------   --------    --------                --------    --------    --------
Units Outstanding, end of period/year ..    26,685     25,589       5,767       3,205      40,398      37,237      34,777     32,563
                                          ========   ========    ========    ========    ========    ========    ========   ========
Net Assets (1) .........................  $ 44,935   $ 41,871    $  8,682                $190,699    $166,254    $169,448
                                          ========   ========    ========                ========    ========    ========
Expense Ratio (A)(1) ...................      0.90%      0.90%       0.90%                   0.90%       0.90%       0.90%
                                          ========   ========    ========                ========    ========    ========
Investment Income Ratio (B)(1) .........        --        5.4%        4.0%                     --        -3.5%        7.6%
                                          ========   ========    ========                ========    ========    ========
Total Return (C)(1) ....................       2.9%       8.7%        9.5%                    5.7%       -8.3%      -11.8%
                                          ========   ========    ========                ========    ========    ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                                                        Investment Company
                                                              ------------------------------------------------------------------
                                                                                      Aggressive Equity Fund
                                                              ------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Years Ended
                                                               June 30,                          December 31,
SELECTED PER UNIT AND                                            2003        ---------------------------------------------------
SUPPLEMENTARY DATA:                                           (Unaudited)           2002               2001               2000*
---------------------                                          ---------          --------           --------           --------
Unit value, beginning of period/year ..................        $   1.95           $   2.47           $   2.79           $   3.20
                                                               ========           ========           ========           ========
Unit value, end of period/year ........................        $   2.15           $   1.95           $   2.47           $   2.79
                                                               ========           ========           ========           ========
Units outstanding, beginning
   of period/year (1) .................................         204,400            200,960            173,281
Units Issued (1) ......................................          23,731             50,916             59,555
Units Redeemed (1) ....................................         (11,153)           (47,476)           (31,876)
                                                               --------           --------           --------
Units Outstanding, end of period/year .................         216,978            204,400            200,960            173,281
                                                               ========           ========           ========           ========
Net Assets (1) ........................................        $465,779           $398,341           $496,849
                                                               ========           ========           ========
Expense Ratio (A)(1) ..................................            0.90%              0.90%              0.90%
                                                               ========           ========           ========
Investment Income Ratio (B)(1) ........................              --                 --                0.5%
                                                               ========           ========           ========
Total Return (C)(1) ...................................            10.2%             -21.2%             -11.4%
                                                               ========           ========           ========

                                                                            Investment Company
                                        --------------------------------------------------------------------------------------------
                                                Conservative                       Moderate                     Aggressive
                                              Allocation Fund*                Allocation Fund*               Allocation Fund*
                                        ----------------------------    ----------------------------   -----------------------------
                                         For the Period May 20, 2003     For the Period May 20, 2003    For the Period May 20, 2003
                                        (Commencement of Operations)    (Commencement of Operations)   (Commencement of Operations)
SELECTED PER UNIT AND                         to June 30, 2003                to June 30, 2003               to June 30, 2003
SUPPLEMENTARY DATA:                              (Unaudited)                     (Unaudited)                    (Unaudited)
---------------------                   ----------------------------    ----------------------------   -----------------------------
Unit value, beginning of period ........           $   1.00                          $   1.00                    $   1.00
                                                 ==========                        ==========                  ==========
Unit value, end of period ..............           $   1.01                          $   1.03                    $   1.05
                                                 ==========                        ==========                  ==========
Units outstanding (000's), beginning
   of period (1) .......................                 --                                --                          --
Units Issued (1) .......................                119                               122                         117
Units Redeemed (1) .....................                 --                                --                          --
                                                 ----------                        ----------                  ----------
Units Outstanding, end
   of period ...........................                119                               122                         117
                                                 ==========                        ==========                  ==========
Net Assets (1) .........................           $    121                          $    126                    $    123
                                                 ==========                        ==========                  ==========
Expense Ratio (A)(1) ...................               0.90%                             0.90%                       0.90%
                                                 ==========                        ==========                  ==========
Investment Income Ratio (B)(1) .........                 --                                --                          --
                                                 ==========                        ==========                  ==========
Total Return (C)(1) ....................                5.2%                              3.3%                        1.5%
                                                 ==========                        ==========                  ==========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                                                  Scudder
                                          ------------------------------------------------------------------------------------------
                                                            Bond Fund                                Capital Growth Fund
                                          -------------------------------------------   --------------------------------------------
                                          Six Months                                    Six Months
                                            Ended               Years Ended               Ended                Years Ended
                                           June 30,             December 31,             June 30,              December 31,
SELECTED PER UNIT AND                       2003     --------------------------------     2003       -------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)   2002        2001        2000*   (Unaudited)     2002        2001       2000*
---------------------                     ---------  --------    --------    --------   ---------    --------    --------   --------
Unit value, beginning of period/year ...  $  15.58   $  14.60    $  13.94    $  12.97    $  24.10    $  34.34    $  42.97   $  49.54
                                          ========   ========    ========    ========    ========    ========    ========   ========
Unit value, end of period/year .........  $  16.20   $  15.58    $  14.60    $  13.94    $  26.87    $  24.10    $  34.34   $  42.97
                                          ========   ========    ========    ========    ========    ========    ========   ========
Units outstanding, beginning
   of period/year (1) ..................     1,092        906         529                  27,801      24,693      21,974
Units Issued (1) .......................       245        591         638                   3,113       5,272       4,923
Units Redeemed (1) .....................      (130)      (405)       (261)                   (469)     (2,164)     (2,204)
                                          --------   --------    --------                --------    --------    --------
Units Outstanding, end of period/year ..     1,207      1,092         906         529      30,445      27,801      24,693     21,974
                                          ========   ========    ========    ========    ========    ========    ========   ========
Net Assets (1) .........................  $ 19,554   $ 17,013    $ 13,233                $818,220    $670,008    $847,963
                                          ========   ========    ========                ========    ========    ========
Expense Ratio (A)(1) ...................      0.90%      0.90%       0.90%                   0.90%       0.90%       0.90%
                                          ========   ========    ========                ========    ========    ========
Investment Income Ratio (B)(1) .........       4.1%       6.1%        3.9%                    0.5%        0.3%       13.8%
                                          ========   ========    ========                ========    ========    ========
Total Return (C)(1) ....................       4.0%       6.7%        4.8%                   11.5%      -29.8%      -20.1%
                                          ========   ========    ========                ========    ========    ========
                                                              Scudder                               American Century
                                          -------------------------------------------  ---------------------------------------------
                                                        International Fund                     VP Capital Appreciation Fund
                                          -------------------------------------------  ---------------------------------------------
                                          Six Months                                   Six Months
                                            Ended               Years Ended              Ended                Years Ended
                                          June 30,             December 31,             June 30,              December 31,
SELECTED PER UNIT AND                       2003     --------------------------------     2003       -------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)   2002        2001        2000*   (Unaudited)    2002       2001        2000*
---------------------                     ---------  --------    --------    --------   ---------    --------    --------   --------
Unit value, beginning of period/year ...  $  11.10   $  13.72    $  20.02    $  25.18    $  10.52    $  13.44    $  18.82   $  20.62
                                          ========   ========    ========    ========    ========    ========    ========   ========
Unit value, end of period/year .........  $  11.67   $  11.10    $  13.72    $  20.02    $  11.16    $  10.52    $  13.44   $  18.82
                                          ========   ========    ========    ========    ========    ========    ========   ========
Units outstanding, beginning
   of period/year (1) ..................    13,572     12,459      11,288                  10,015       9,580       8,928
Units Issued (1) .......................     1,317      2,838       3,714                     729       1,844       3,198
Units Redeemed (1) .....................      (414)    (1,725)     (2,543)                   (416)     (1,409)     (2,546)
                                          --------   --------    --------                --------    --------    --------
Units Outstanding, end of period/year ..    14,475     13,572      12,459      11,288      10,328      10,015       9,580      8,928
                                          ========   ========    ========    ========    ========    ========    ========   ========
Net Assets (1) .........................  $168,928   $150,612    $170,911                $115,282    $105,385    $128,755
                                          ========   ========    ========                ========    ========    ========
Expense Ratio (A)(1) ...................      0.90%      0.90%       0.90%                   0.65%       0.65%       0.70%
                                          ========   ========    ========                ========    ========    ========
Investment Income Ratio (B)(1) .........       0.8%      0.80%      23.10%                     --          --       37.50%
                                          ========   ========    ========                ========    ========    ========
Total Return (C)(1) ....................       5.2%     -19.1%      -31.5%                    6.1%      -21.7%      -28.6%
                                          ========   ========    ========                ========    ========    ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                           Calvert                                       Fidelity
                                          -------------------------------------------  ---------------------------------------------
                                                     Social Balanced Fund                          VIP Equity-Income Fund
                                          -------------------------------------------  ---------------------------------------------
                                          Six Months                                    Six Months
                                            Ended               Years Ended               Ended                Years Ended
                                          June 30,             December 31,             June 30,              December 31,
SELECTED PER UNIT AND                       2003     --------------------------------      2003      -------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)   2002        2001        2000*   (Unaudited)     2002        2001      2000*
---------------------                     ---------  --------    --------    --------   ---------    --------    --------   --------
Unit value, beginning of period/year ...  $   2.59   $   2.98    $   3.23    $   3.46    $  26.89    $  32.63    $  34.61   $  31.31
                                          ========   ========    ========    ========    ========    ========    ========   ========
Unit value, end of period/year .........  $   2.82   $   2.59    $   2.98    $   3.23    $  29.65    $  26.89    $  32.63   $  34.61
                                          ========   ========    ========    ========    ========    ========    ========   ========
Units outstanding, beginning
   of period/year (1) ..................    19,705     22,799      17,452                   7,466       7,456       6,455
Units Issued (1) .......................     3,483      6,840      11,598                   1,409       3,087       3,144
Units Redeemed (1) .....................    (2,782)    (9,934)     (6,251)                   (819)     (3,077)     (2,143)
                                          --------   --------    --------                --------    --------    --------
Units Outstanding, end of period/year ..    20,406     19,705      22,799      17,452       8,056       7,466       7,456      6,455
                                          ========   ========    ========    ========    ========    ========    ========   ========
Net Assets (1) .........................  $ 57,454   $ 51,129    $ 67,947                $238,815    $200,731    $243,305
                                          ========   ========    ========                ========    ========    ========
Expense Ratio (A)(1) ...................      0.90%      0.90%       0.90%                   0.80%       0.80%       0.80%
                                          ========   ========    ========                ========    ========    ========
Investment Income Ratio (B)(1) .........        --       2.40%       6.20%                    1.9%       4.00%       6.20%
                                          ========   ========    ========                ========    ========    ========
Total Return (C)(1) ....................       8.5%     -12.9%       -7.8%                   10.3%      -17.6%       -5.7%
                                          ========   ========    ========                ========    ========    ========

                                                                               Fidelity
                                          ------------------------------------------------------------------------------------------
                                                        VIP II Contra Fund                        VIP II Asset Manager Fund
                                          -------------------------------------------  ---------------------------------------------
                                          Six Months                                    Six Months
                                            Ended               Years Ended               Ended                Years Ended
                                          June 30,             December 31,             June 30,              December 31,
SELECTED PER UNIT AND                       2003     --------------------------------     2003       -------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)   2002        2001        2000*   (Unaudited)     2002        2001       2000*
---------------------                     ---------  --------    --------    --------   ---------    --------    --------   --------
Unit value, beginning of period/year ...  $  23.27   $  25.88    $  29.73    $  33.78    $  21.65    $  23.91    $  25.14   $  26.89
                                          ========   ========    ========    ========    ========    ========    ========   ========
Unit value, end of period/year .........  $  25.40   $  23.27    $  25.88    $  29.73    $  23.75    $  21.65    $  23.91   $  25.14
                                          ========   ========    ========    ========    ========    ========    ========   ========
Units outstanding, beginning
   of period/year (1) ..................    24,653     22,828      19,053                   7,359       7,270       3,029
Units Issued (1) .......................     2,707      5,288       9,044                     631       1,750       8,058
Units Redeemed (1) .....................    (3,244)    (3,463)     (5,269)                   (624)     (1,661)     (3,817)
                                          --------   --------    --------                --------    --------    --------
Units Outstanding, end of period/year ..    24,116     24,653      22,828      19,053       7,366       7,359       7,270      3,029
                                          ========   ========    ========    ========    ========    ========    ========   ========
Net Assets (1) .........................  $612,578   $573,743    $590,786                $174,968    $159,339    $173,863
                                          ========   ========    ========                ========    ========    ========
Expense Ratio (A)(1) ...................      0.80%      0.80%       0.80%                   0.80%       0.80%       0.80%
                                          ========   ========    ========                ========    ========    ========
Investment Income Ratio (B)(1) .........       0.5%      0.80%       3.30%                    3.6%       4.00%       3.30%
                                          ========   ========    ========                ========    ========    ========
Total Return (C)(1) ....................       9.1%     -10.1%      -12.9%                    9.7%       -9.5%       -4.9%
                                          ========   ========    ========                ========    ========    ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. On May 20, 2003 the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 3 as investment alternatives. There are currently twenty investment funds available to Separate Account No. 3. Mutual of America Separate Account No. 3 funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert") and portfolios of Fidelity Variable Insurance Products Funds (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate affect of the dividend paid to the Funds of Separate Account No. 3 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2003 are as follows:

                                                         Number of     Net Asset
                                                          Shares         Value
                                                         ---------     ---------
Investment Company Funds:
  Money Market Fund: ...............................       12,471       $ 1.19
  All America Fund .................................      386,465         1.79
  Equity Index Fund ................................      369,743         1.72
  Mid-Cap Equity Index Fund ........................      402,714         1.09
  Bond Fund ........................................       40,628         1.36
  Short-Term Bond Fund .............................        6,528         1.06
  Mid-Term Bond Fund ...............................       44,567         1.01
  Composite Fund ...................................      147,576         1.29
  Aggressive Equity Fund ...........................      338,845         1.37
  Conservative Allocation Fund .....................          119         1.02
  Moderate Allocation Fund .........................          122         1.03
  Aggressive Allocation Fund .......................          117         1.05
Scudder Portfolios:
  Bond Portfolio ...................................        2,788         7.00
  Capital Growth Portfolio -- Class "A" ............       63,528        12.88
  International Portfolio -- Class "A" .............       24,805         6.83

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS (CONTINUED)

                                                         Number of    Net Asset
                                                           Shares       Value
                                                         ----------   ---------

American Century VP Capital Appreciation Fund .......     18,310      $ 6.29
Calvert Social Balanced Portfolio ...................     35,237        1.64
Fidelity Portfolios:
    Equity-Income -- "Initial" Class ................     12,128       19.69
    Contrafund -- "Initial" Class ...................     31,062       19.73
    Asset Manager -- "Initial" Class ................     12,937       13.50

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% (.20% prior to January 1, 2002) and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts daily, a mortality risk charge, at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

      Effective July 15, 2003 in regard to the Investment Company Money Market Fund only so much or all of annual expense charges (not to exceed 0.90%) as is required has been waived to prevent the total investment returns, net of separate account expenses, from producing a negative result. This waiver is not contractual and may be revoked in whole or in part at any time. Upon such revocation, there will be no liability for those expenses which were waived, but the full 0.90% of these expenses may be restored at that time.

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com